Income Tax - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Differences between statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Increase (Decrease ) in effective income tax rate resulting from
Tax rate differential on entities not subject to PRC income tax (as a percent)	2.29%	9.85%	3.14%
Share-based compensation (as a percent)	11.31%	(0.56%)
Non-deductive expense without tax invoice	13.02%	(12.98%)	(2.24%)
Others (as a percent)	1.89%	(1.50%)	(2.13%)
Change in valuation allowance (as a percent)	(84.45%)	(19.81%)	(23.77%)
Effective tax rate	(30.94%)	0.00%	0.00%